Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended					3 Months Ended	12 Months Ended				3 Months Ended	1 Months Ended
	May 31, 2010	May 31, 2012 Entity Segment	May 31, 2011 Entity	May 31, 2010	Jun. 29, 2012 New Credit Facility	May 31, 2012 Third Party	May 31, 2011 Third Party	May 31, 2010 Third Party	Jun. 29, 2012 Minimum New Credit Facility	Jun. 29, 2012 Maximum New Credit Facility	Apr. 30, 2012 Investment in Kemrock convertible debt	Apr. 30, 2012 Investment in Kemrock convertible debt Minimum	Apr. 30, 2012 Investment in Kemrock convertible debt Maximum	May 31, 2012 Kemrock Industries and Exports Limited	Dec. 31, 2011 Kemrock Industries and Exports Limited	Nov. 30, 2011 Kemrock Industries and Exports Limited	May 31, 2012 Kemrock Industries and Exports Limited	Oct. 31, 2011 Kemrock Industries and Exports Limited	Sep. 30, 2011 Kemrock Industries and Exports Limited	May 31, 2011 Kemrock Industries and Exports Limited	Nov. 30, 2011 Kemrock Industries and Exports Limited Restatement adjustment for prior periods	Dec. 31, 2011 GDR	May 31, 2012 Industrial Segment Segment	May 31, 2011 Industrial Segment Segment	May 31, 2012 Consumer Segment Segment
Significant Accounting Policies [Line Items]
Advances to affiliate															$ 15,000,000			$ 12,000,000
Goods and materials received from affiliates		160,869,000	142,133,000											9,000,000			9,000,000
Agreement expiration period															Sep. 15, 2012
Proceeds from affiliate														5,000,000
Investment in affiliate											22,700,000
Investment in affiliate, interest rate											5.50%
Debt securities, conversion date												Jun. 04, 2012	Jun. 12, 2017
Carrying value of retained interest in SPHC		0
Net Loss Upon Deconsolidation of SPHC	(7,900,000)			(7,946,000)
Number of business acquisition		6	6
Number of reportable segments		2																					4	6	2
Shipping costs						112,000,000	103,000,000	101,700,000
Advertising cost		34,100,000	33,300,000	39,400,000
Research and development cost		45,400,000	40,900,000	41,300,000
Acquisition of equity method investment, shares																			870,000	3,200,000		693,072
Equity method investment, carrying value														42,200,000			42,200,000			24,200,000
Equity method investment, ownership percentage																			23.00%	18.00%
Purchase of global depository receipt, value																						7,200,000
Equity in (income) of unconsolidated affiliates		8,079,000	1,148,000	(5,000)												5,200,000	6,100,000				4,600,000
Equity method investment, fair value																				35,800,000
Foreign subsidiary undistributed earnings		876,800,000
Credit facility expiration date					Jun. 29, 2017
Credit facility maturity period					5 years
Credit facility borrowing maximum capacity					600,000,000
Credit facility borrowing potential maximum capacity					$ 800,000,000
Consolidated indebtedness		48.50%	46.70%							60.00%
Interest coverage ratio									3.50